Other accounts payable	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Other accounts payable

	December 31,
	2016	2015
	U.S. dollars in thousands

Employees and payroll accruals	$677	$463
Accrued expenses	554	639
	$1,231	$1,102